PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 50,847
Ending balance		66,797	$ 50,847
Property, plant and equipment	$ 1,100
Property, plant and equipment	$ 800
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		8,468
Ending balance		9,539	8,468
Right-of-use assets		289	288
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		15,683
Ending balance		15,417	15,683
Right-of-use assets		691	933
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		14,831
Ending balance		26,031	14,831
Right-of-use assets		326	303
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		11,865
Ending balance		15,810	11,865
Right-of-use assets		3,073	3,658
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		54,700	51,634
Acquisitions through business combinations		11,854	4,141
Additions, net of disposals		5,095	3,456
Assets held by subsidiaries disposed during the period		814	141
Non-cash additions (disposals)		223	(578)
Assets reclassified as held for sale		736	1,867
Net foreign currency exchange differences		1,019	(1,945)
Ending balance		71,341	54,700
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		8,567	8,263
Acquisitions through business combinations		104	0
Additions, net of disposals		583	480
Assets held by subsidiaries disposed during the period		1	0
Non-cash additions (disposals)		0	92
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		440	(268)
Ending balance		9,693	8,567
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		17,574	18,880
Acquisitions through business combinations		0	0
Additions, net of disposals		1,365	1,229
Assets held by subsidiaries disposed during the period		807	141
Non-cash additions (disposals)		117	(221)
Assets reclassified as held for sale		736	1,867
Net foreign currency exchange differences		332	(306)
Ending balance		17,845	17,574
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		14,744	15,405
Acquisitions through business combinations		8,898	0
Additions, net of disposals		804	626
Assets held by subsidiaries disposed during the period		1	0
Non-cash additions (disposals)		27	(146)
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		710	(1,141)
Ending balance		25,182	14,744
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		13,815	9,086
Acquisitions through business combinations		2,852	4,141
Additions, net of disposals		2,343	1,121
Assets held by subsidiaries disposed during the period		5	0
Non-cash additions (disposals)		79	(303)
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		(463)	(230)
Ending balance		18,621	13,815
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(9,260)	(7,223)
Assets held by subsidiaries disposed during the period		(366)	(38)
Non-cash additions (disposals)		163	187
Assets reclassified as held for sale		268	92
Net foreign currency exchange differences		(254)	351
Depreciation expense		(3,114)	(2,820)
Disposals		76	115
Ending balance		(11,755)	(9,260)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(2,068)	(1,834)
Assets held by subsidiaries disposed during the period		(1)	0
Non-cash additions (disposals)		43	35
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		(87)	70
Depreciation expense		(429)	(413)
Disposals		48	74
Ending balance		(2,492)	(2,068)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,284)	(2,604)
Assets held by subsidiaries disposed during the period		(363)	(38)
Non-cash additions (disposals)		34	39
Assets reclassified as held for sale		268	92
Net foreign currency exchange differences		(145)	128
Depreciation expense		(897)	(1,003)
Disposals		24	26
Ending balance		(3,637)	(3,284)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,946)	(1,538)
Assets held by subsidiaries disposed during the period		0	0
Non-cash additions (disposals)		29	101
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		(106)	120
Depreciation expense		(781)	(629)
Disposals		1	0
Ending balance		(2,803)	(1,946)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,962)	(1,247)
Assets held by subsidiaries disposed during the period		(2)	0
Non-cash additions (disposals)		57	12
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		84	33
Depreciation expense		(1,007)	(775)
Disposals		3	15
Ending balance		(2,823)	(1,962)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,407	4,135
Assets held by subsidiaries disposed during the period		276
Net foreign currency exchange differences		277	(154)
Assets held by subsidiaries disposed during the period			(1)
Fair value adjustments		1,803	1,427
Ending balance		7,211	5,407
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,969	1,907
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences		171	(57)
Assets held by subsidiaries disposed during the period			0
Fair value adjustments		198	119
Ending balance		2,338	1,969
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,393	1,395
Assets held by subsidiaries disposed during the period		276
Net foreign currency exchange differences		90	(93)
Assets held by subsidiaries disposed during the period			(1)
Fair value adjustments		2	92
Ending balance		1,209	1,393
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		2,033	833
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences		16	(4)
Assets held by subsidiaries disposed during the period			0
Fair value adjustments		1,603	1,204
Ending balance		3,652	2,033
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		12	0
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences		0	0
Assets held by subsidiaries disposed during the period			0
Fair value adjustments		0	12
Ending balance		$ 12	$ 12